Pay vs Performance Disclosure pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE

The following tables and related disclosures provide information about (i) the total compensation of our principal executive officer (“PEO”) and our non-PEO named executive officers (collectively, the “Non-PEO NEOs”) as presented in the Summary Compensation Table on page 47, (ii) the “compensation actually paid” (“CAP”) to our PEO and Non-PEO NEOs, as calculated pursuant to Item 402(v) of Regulation S-K (“Item 402(v)”), (iii) certain financial performance measures, and (iv) the relationship of the CAP to those financial performance measures.
CAP, as determined under SEC rules, does not reflect the actual amount of compensation earned by or paid to our named executive officers during a covered year or the way in which the Compensation Committee views compensation decisions. The Compensation Committee did not consider the pay-versus-performance disclosure below in making its pay decisions for any of the years shown. For further information on our pay-for-performance philosophy and how our executive compensation aligns with the Company’s performance, refer to “Compensation Discussion and Analysis” beginning on page 27.
Pay Versus Performance Table
Year	Summary Compensation Table Total for First PEO ($)(1)(2)	Summary Compensation Table Total for Second PEO ($)(1)(2)	Compensation Actually Paid to First PEO ($)(1)(3)	Compensation Actually Paid to Second PEO ($)(1)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)(4)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)(5)	Value of Initial Fixed $100 Investment Based On:		Net Income ($ Millions)(8)	Adjusted EBITDA ($ Millions)(9)
							Total Shareholder Return ($)(6)	Peer Group Total Shareholder Return ($)(7)
2022	—	7,028,222	—	3,969,021	2,658,920	678,130	61	118	241.2	231.2
2021	4,791,562	8,477,933	3,283,034	10,085,548	2,645,862	2,741,683	73	141	66.5	434.2
2020	5,847,463	—	7,717,959	—	1,963,108	2,365,166	87	111	0.5	375.3

(1)
James P. Hallett was our PEO in 2020 (First PEO). In 2021, Peter J. Kelly became our PEO effective April 1, 2021 (Second PEO), and Mr. Hallett stepped down from the PEO role on March 31, 2021. Mr. Kelly was our PEO in 2022. The Non-PEO NEOs included in these columns reflect the following:

•
2022: Eric M. Loughmiller; James P. Hallett; James P. Coyle; Sriram Subrahmanyam; John C. Hammer; and Thomas J. Fisher.

•
2021: Eric M. Loughmiller; John C. Hammer; Justin Davis; and James P. Coyle.

•
2020: Eric M. Loughmiller; Peter J. Kelly; John C. Hammer; and Thomas J. Fisher.

(2)
Amounts reflect the total compensation for our PEOs, as reported in the Summary Compensation Table for the applicable fiscal year.

(3)
Amounts reflect the CAP to our PEOs, as computed in accordance with Item 402(v). Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. As provided in Item 402(v), the adjustments in the table below were made to each of our PEOs’ total compensation reported in the Summary Compensation Table for each year to determine the compensation actually paid to our PEOs for purposes of this disclosure.

Summary Compensation Table (“SCT”) Total for PEOs	First PEO – Mr. Hallett			Second PEO – Mr. Kelly
	2022	2021	2020	2022	2021	2020
SCT Total	—	$4,791,562	$5,847,463	$7,028,222	$8,477,933	—
Adjustments for stock awards and option awards
(Deduct): Aggregate value for stock awards and option awards included in SCT Total for the covered fiscal year	—	($3,750,017)	($3,900,024)	($6,005,505)	($7,500,004)	—
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	—	$5,880,862	$3,283,850	$4,785,239	$10,154,053	—
Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	—	($1,775,630)	$2,233,527	($1,216,563)	($567,259)	—
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	—	—	$27,281	—	—	—
Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	—	($1,863,742)	$61,799	$102,647	($479,175)	—
(Deduct): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	—	—	—	($725,020)	—	—
Add: Dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the SCT Total for the covered fiscal year	—	—	$164,063	—	—	—
CAP Amounts (as calculated)	—	$3,283,034	$7,717,959	$3,969,021	$10,085,548	—

(4)
Amounts reflect the average compensation for our non-PEO NEOs, as reported in the Summary Compensation Table for the applicable fiscal year.

(5)
Amounts reflect the average CAP to our Non-PEO NEOs, as computed in accordance with Item 402(v). Equity values are calculated in accordance with FASB ASC

Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. As provided in Item 402(v), the adjustments in the table below were made to average the Non-PEO NEO’s total compensation reported in the Summary Compensation Table for each year to determine the average compensation actually paid to Non-PEO NEOs for purposes of this disclosure.
Summary Compensation Table (“SCT”) Total for Non-PEO NEOs	2022	2021	2020
SCT Total	$2,658,920	$2,645,862	$1,963,108
Adjustments for stock awards and option awards
(Deduct): Aggregate value for stock awards and option awards included in SCT Total for the covered fiscal year	($1,409,909)	($2,171,882)	($992,523)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	$1,122,288	$2,850,802	$841,142
Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	($328,936)	($288,831)	$548,649
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	$17,368	—	$1,472
Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	$15,568	($294,268)	($29,671)
(Deduct): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	($1,397,170)	—	—
Add: Dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the SCT Total for the covered fiscal year	—	—	$32,991
CAP Amounts (as calculated)	$678,130	$2,741,683	$2,365,166

(6)
The amounts in this column assume the investment of $100 on December 31, 2019 in the Company’s common stock and reinvestment of all dividends since that date.

(7)
The amounts in this column assume the investment of $100 on December 31, 2019 in the S&P SmallCap 600 Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2022.

(8)
Amounts reflect the Company’s net income as reported in the Company’s audited financial statements for the applicable year.

(9)
Adjusted EBITDA (a non-GAAP measure), as defined on page 36, was selected as the 2022 “Company-Selected Measure” as defined in Item 402(v).

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(1)
James P. Hallett was our PEO in 2020 (First PEO). In 2021, Peter J. Kelly became our PEO effective April 1, 2021 (Second PEO), and Mr. Hallett stepped down from the PEO role on March 31, 2021. Mr. Kelly was our PEO in 2022. The Non-PEO NEOs included in these columns reflect the following:

•
2022: Eric M. Loughmiller; James P. Hallett; James P. Coyle; Sriram Subrahmanyam; John C. Hammer; and Thomas J. Fisher.

•
2021: Eric M. Loughmiller; John C. Hammer; Justin Davis; and James P. Coyle.

•
2020: Eric M. Loughmiller; Peter J. Kelly; John C. Hammer; and Thomas J. Fisher.

Peer Group Issuers, Footnote [Text Block]
(7)
The amounts in this column assume the investment of $100 on December 31, 2019 in the S&P SmallCap 600 Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2022.

Adjustment To PEO Compensation, Footnote [Text Block]
(2)
Amounts reflect the total compensation for our PEOs, as reported in the Summary Compensation Table for the applicable fiscal year.

(3)
Amounts reflect the CAP to our PEOs, as computed in accordance with Item 402(v). Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. As provided in Item 402(v), the adjustments in the table below were made to each of our PEOs’ total compensation reported in the Summary Compensation Table for each year to determine the compensation actually paid to our PEOs for purposes of this disclosure.

Summary Compensation Table (“SCT”) Total for PEOs	First PEO – Mr. Hallett			Second PEO – Mr. Kelly
	2022	2021	2020	2022	2021	2020
SCT Total	—	$4,791,562	$5,847,463	$7,028,222	$8,477,933	—
Adjustments for stock awards and option awards
(Deduct): Aggregate value for stock awards and option awards included in SCT Total for the covered fiscal year	—	($3,750,017)	($3,900,024)	($6,005,505)	($7,500,004)	—
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	—	$5,880,862	$3,283,850	$4,785,239	$10,154,053	—
Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	—	($1,775,630)	$2,233,527	($1,216,563)	($567,259)	—
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	—	—	$27,281	—	—	—
Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	—	($1,863,742)	$61,799	$102,647	($479,175)	—
(Deduct): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	—	—	—	($725,020)	—	—
Add: Dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the SCT Total for the covered fiscal year	—	—	$164,063	—	—	—
CAP Amounts (as calculated)	—	$3,283,034	$7,717,959	$3,969,021	$10,085,548	—

Non-PEO NEO Average Total Compensation Amount	$ 2,658,920	$ 2,645,862	$ 1,963,108
Non-PEO NEO Average Compensation Actually Paid Amount	$ 678,130	2,741,683	2,365,166
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
Amounts reflect the average compensation for our non-PEO NEOs, as reported in the Summary Compensation Table for the applicable fiscal year.

(5)
Amounts reflect the average CAP to our Non-PEO NEOs, as computed in accordance with Item 402(v). Equity values are calculated in accordance with FASB ASC

Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. As provided in Item 402(v), the adjustments in the table below were made to average the Non-PEO NEO’s total compensation reported in the Summary Compensation Table for each year to determine the average compensation actually paid to Non-PEO NEOs for purposes of this disclosure.
Summary Compensation Table (“SCT”) Total for Non-PEO NEOs	2022	2021	2020
SCT Total	$2,658,920	$2,645,862	$1,963,108
Adjustments for stock awards and option awards
(Deduct): Aggregate value for stock awards and option awards included in SCT Total for the covered fiscal year	($1,409,909)	($2,171,882)	($992,523)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	$1,122,288	$2,850,802	$841,142
Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	($328,936)	($288,831)	$548,649
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	$17,368	—	$1,472
Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	$15,568	($294,268)	($29,671)
(Deduct): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	($1,397,170)	—	—
Add: Dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the SCT Total for the covered fiscal year	—	—	$32,991
CAP Amounts (as calculated)	$678,130	$2,741,683	$2,365,166

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	CAP vs. TSR
Compensation Actually Paid vs. Net Income [Text Block]	CAP vs. Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	CAP vs. Adjusted EBITDA * PEO CAP for 2021 reflects the aggregate average 2021 CAP for Messrs. Kelly and Hallett, who each served as a PEO during a portion of 2021.
Tabular List [Table Text Block]
Financial Performance Measures
In accordance with Item 402(v) requirements, we are providing the following unranked list of the financial performance measures that the Company considers to have been most important in linking the CAP to the PEO and Non-PEO NEOs in 2022 as set forth in the table above and Company performance:
•
Adjusted EBITDA

•
Operating Adjusted Net Income Per Share

•
Stock Price

Total Shareholder Return Amount	$ 61	73	87
Peer Group Total Shareholder Return Amount	118	141	111
Net Income (Loss)	$ 241,200,000	$ 66,500,000	$ 500,000
Company Selected Measure Amount	231.2	434.2	375.3
PEO Name	Mr. Kelly
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	(9) Adjusted EBITDA (a non-GAAP measure), as defined on page 36, was selected as the 2022 “Company-Selected Measure” as defined in Item 402(v).
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Operating Adjusted Net Income Per Share
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Stock Price
Peter J. Kelly [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 7,028,222	$ 8,477,933
PEO Actually Paid Compensation Amount	3,969,021	10,085,548
James P. Hallett [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		4,791,562	$ 5,847,463
PEO Actually Paid Compensation Amount		3,283,034	7,717,959
PEO [Member] | Peter J. Kelly [Member] | Adjustments Of Aggregate Value For Stock Awards And Option Awards Included In Summary Compensation Table Total Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,005,505)	(7,500,004)
PEO [Member] | Peter J. Kelly [Member] | Fair Value At Year End Of Awards Granted, Outstanding And Unvested At Covered Fiscal Year [ Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,785,239	10,154,053
PEO [Member] | Peter J. Kelly [Member] | Change In Fair Value Of Awards Granted In Any Prior Fiscal Year Outstanding And Unvested At Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,216,563)	(567,259)
PEO [Member] | Peter J. Kelly [Member] | Changes In Fair Value Of Awards Granted In Any Prior Fiscal Year Vesting Conditions During Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	102,647	(479,175)
PEO [Member] | Peter J. Kelly [Member] | Fair Value At End Of Fiscal Year Of Awards Granted In Any Prior Fiscal Year That Failed To Meet Applicable Vesting During Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(725,020)
PEO [Member] | James P. Hallett [Member] | Adjustments Of Aggregate Value For Stock Awards And Option Awards Included In Summary Compensation Table Total Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(3,750,017)	(3,900,024)
PEO [Member] | James P. Hallett [Member] | Fair Value At Year End Of Awards Granted, Outstanding And Unvested At Covered Fiscal Year [ Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		5,880,862	3,283,850
PEO [Member] | James P. Hallett [Member] | Change In Fair Value Of Awards Granted In Any Prior Fiscal Year Outstanding And Unvested At Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,775,630)	2,233,527
PEO [Member] | James P. Hallett [Member] | Vesting Date Fair Value Of Awards Granted And vested During Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			27,281
PEO [Member] | James P. Hallett [Member] | Changes In Fair Value Of Awards Granted In Any Prior Fiscal Year Vesting Conditions During Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,863,742)	61,799
PEO [Member] | James P. Hallett [Member] | Dividends Or Other Earnings Paid On Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			164,063
Non-PEO NEO [Member] | Adjustments Of Aggregate Value For Stock Awards And Option Awards Included In Summary Compensation Table Total Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,409,909)	(2,171,882)	(992,523)
Non-PEO NEO [Member] | Fair Value At Year End Of Awards Granted, Outstanding And Unvested At Covered Fiscal Year [ Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,122,288	2,850,802	841,142
Non-PEO NEO [Member] | Change In Fair Value Of Awards Granted In Any Prior Fiscal Year Outstanding And Unvested At Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(328,936)	(288,831)	548,649
Non-PEO NEO [Member] | Vesting Date Fair Value Of Awards Granted And vested During Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	17,368		1,472
Non-PEO NEO [Member] | Changes In Fair Value Of Awards Granted In Any Prior Fiscal Year Vesting Conditions During Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	15,568	$ (294,268)	(29,671)
Non-PEO NEO [Member] | Fair Value At End Of Fiscal Year Of Awards Granted In Any Prior Fiscal Year That Failed To Meet Applicable Vesting During Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,397,170)
Non-PEO NEO [Member] | Dividends Or Other Earnings Paid On Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 32,991